General information, details 2 (Details)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Sales Revenue Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Major Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	34.00%	23.00%
Major Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
Major Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%	28.00%
Major Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.00%
Major Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		14.00%
Major Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		13.00%